Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 5.8%
303,575	(1),(2)	Snap, Inc.	$ 19,932,735	1.9
89,481	(2)	Spotify Technology SA	27,504,670	2.5
84,103	(2)	Take-Two Interactive Software, Inc.	15,513,639	1.4
			62,951,044	5.8

		Consumer Discretionary: 10.9%
148,552		Darden Restaurants, Inc.	20,400,646	1.9
150,437		Expedia Group, Inc.	24,220,357	2.2
121,439	(2)	Five Below, Inc.	22,602,227	2.1
35,583	(2)	Lululemon Athletica, Inc.	11,090,509	1.0
47,969	(2)	O'Reilly Automotive, Inc.	21,457,973	2.0
38,496	(2)	Peloton Interactive, Inc.	4,637,613	0.4
120,648		Ross Stores, Inc.	14,072,383	1.3
			118,481,708	10.9

		Consumer Staples: 2.8%
59,007	(1),(2)	Celsius Holdings, Inc.	3,512,687	0.3
66,108		Church & Dwight Co., Inc.	5,206,005	0.5
99,837		Constellation Brands, Inc.	21,379,095	2.0
			30,097,787	2.8

		Financials: 3.8%
18,936		MarketAxess Holdings, Inc.	10,527,280	1.0
49,696		MSCI, Inc. - Class A	20,599,986	1.9
117,969		Progressive Corp.	10,139,435	0.9
			41,266,701	3.8

		Health Care: 21.0%
13,738	(2)	10X Genomics, Inc.	2,445,227	0.2
130,970		Agilent Technologies, Inc.	15,987,508	1.5
43,606	(2)	Align Technology, Inc.	24,729,399	2.3
31,665	(2)	Amedisys, Inc.	8,031,511	0.8
114,389	(2)	BioMarin Pharmaceutical, Inc.	8,857,140	0.8
60,431	(2)	Charles River Laboratories International, Inc.	17,291,726	1.6
29,975	(2)	DexCom, Inc.	11,923,455	1.1
168,735	(2)	Exact Sciences Corp.	22,968,208	2.1
302,716	(2)	Horizon Therapeutics Plc	27,519,912	2.5
35,350	(2)	iRhythm Technologies, Inc.	5,687,815	0.5
99,243	(2)	Nevro Corp.	16,392,959	1.5
64,227	(1),(2)	Novocure Ltd.	9,576,246	0.9
50,370	(2)	Seagen, Inc.	7,611,411	0.7
144,664	(2)	Tandem Diabetes Care, Inc.	13,886,297	1.3
47,904		Teleflex, Inc.	19,071,540	1.8
55,450	(2)	Veeva Systems, Inc.	15,532,099	1.4
			227,512,453	21.0

		Industrials: 11.5%
163,457		Ametek, Inc.	19,283,023	1.8
26,495	(2)	CoStar Group, Inc.	21,825,521	2.0
79,317		Hubbell, Inc.	14,079,561	1.3
50,584		IDEX Corp.	9,872,479	0.9
381,825		Quanta Services, Inc.	32,016,026	3.0
30,830		Roper Technologies, Inc.	11,642,025	1.1
158,096		Waste Connections, Inc.	15,444,398	1.4
			124,163,033	11.5

		Information Technology: 39.1%
221,059	(2)	Anaplan, Inc.	14,366,624	1.3
47,743	(2)	Autodesk, Inc.	13,177,068	1.2
69,856	(2)	Bill.com Holdings, Inc.	11,526,938	1.1
127,044	(2)	Cadence Design Systems, Inc.	17,924,638	1.7
132,267		CDW Corp.	20,751,370	1.9
134,900	(2)	DocuSign, Inc.	30,576,434	2.8
246,241	(2)	Dynatrace, Inc.	12,252,952	1.1
233,804		Entegris, Inc.	24,598,519	2.3
50,802	(2)	EPAM Systems, Inc.	18,980,135	1.7
40,817	(2)	Fair Isaac Corp.	18,675,818	1.7
147,779	(2)	Five9, Inc.	27,374,582	2.5
39,648		Lam Research Corp.	22,487,949	2.1
422,170	(1)	Marvell Technology Group Ltd.	20,382,368	1.9
43,498		Monolithic Power Systems, Inc.	16,290,871	1.5
127,916	(2)	Paylocity Holding Corp.	24,456,260	2.3
92,463	(2)	RingCentral, Inc.	34,965,808	3.2
101,260	(2)	Twilio, Inc.	39,783,029	3.7
58,326	(2)	Zebra Technologies Corp.	29,129,754	2.7
175,847	(2)	Zendesk, Inc.	25,698,281	2.4
			423,399,398	39.1

		Materials: 2.7%
60,537		Avery Dennison Corp.	10,606,688	1.0
80,006	(2)	Berry Global Group, Inc.	4,432,332	0.4
152,298	(2)	Crown Holdings, Inc.	14,553,597	1.3
			29,592,617	2.7

		Real Estate: 1.0%
175,915		Equity Lifestyle Properties, Inc.	10,845,160	1.0

	Total Common Stock
	(Cost $785,870,625)		1,068,309,901	98.6

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreements: 1.6%
4,144,300	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/26/21, 0.04%, due 03/01/21 (Repurchase Amount $4,144,314, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,227,186, due 04/01/21-01/20/71)	$ 4,144,300	0.4
1,949,264	(3)	Citadel Securities LLC, Repurchase Agreement dated 02/26/21, 0.06%, due 03/01/21 (Repurchase Amount $1,949,274, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $1,988,261, due 02/28/21-05/15/48)	1,949,264	0.2
1,987,828	(3)	Citigroup, Inc., Repurchase Agreement dated 02/26/21, 0.02%, due 03/01/21 (Repurchase Amount $1,987,831, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,027,585, due 08/27/21-05/01/58)	1,987,828	0.2
1,383,833	(3)	JVB Financial Group LLC, Repurchase Agreement dated 02/26/21, 0.08%, due 03/01/21 (Repurchase Amount $1,383,842, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,411,510, due 12/01/21-02/01/51)	1,383,833	0.1
1,352,344	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 02/26/21, 0.06%, due 03/01/21 (Repurchase Amount $1,352,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,379,398, due 08/15/23-01/20/71)	1,352,344	0.1
4,144,346	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $4,144,356, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,227,233, due 03/16/21-04/01/53)	4,144,346	0.4
2,404,055	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 02/26/21, 0.10%, due 03/01/21 (Repurchase Amount $2,404,075, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,452,662, due 07/15/23-02/15/48)	2,404,055	0.2

	Total Repurchase Agreements
	(Cost $17,365,970)		17,365,970	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
26,741,000	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	26,741,000	2.5
220,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	220,000	0.0

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
220,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	$ 220,000	0.0
	Total Mutual Funds
	(Cost $27,181,000)		27,181,000	2.5

	Total Short-Term Investments
	(Cost $44,546,970)		44,546,970	4.1

	Total Investments in Securities (Cost $830,417,595)		$ 1,112,856,871	102.7
	Liabilities in Excess of Other Assets		(29,190,915)	(2.7)
	Net Assets		$ 1,083,665,956	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,068,309,901	$–	$–	$1,068,309,901
Short-Term Investments	27,181,000	17,365,970	–	44,546,970
Total Investments, at fair value	$1,095,490,901	$17,365,970	$–	$1,112,856,871

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $838,838,505.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$286,995,950
Gross Unrealized Depreciation	(12,977,584)
Net Unrealized Appreciation	$274,018,366